Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Linde plc	217,401	100,220
	Air Products & Chemicals Inc.	100,401	33,567
	Freeport-McMoRan Inc.	647,519	28,620
	Newmont Corp. (XNYS)	522,262	21,904
	Nucor Corp.	108,440	16,775
	International Flavors & Fragrances Inc.	115,657	10,566
	LyondellBasell Industries NV Class A	117,754	9,814
	Steel Dynamics Inc.	67,223	9,765
	International Paper Co.	156,703	9,219
	Reliance Inc.	25,849	8,304
	CF Industries Holdings Inc.	82,456	7,393
	Albemarle Corp.	53,027	5,711
	Eastman Chemical Co.	52,844	5,534
	Alcoa Corp.	113,264	5,259
	Avery Dennison Corp.	22,539	4,642
	Royal Gold Inc.	29,665	4,339
*	RBC Bearings Inc.	12,854	4,307
	United States Steel Corp.	100,665	4,104
	Mosaic Co.	144,508	3,824
	Ecolab Inc.	14,909	3,709
	Fastenal Co.	40,665	3,398
	FMC Corp.	56,211	3,321
	Element Solutions Inc.	101,006	2,897
	Celanese Corp.	36,825	2,696
	Hexcel Corp.	36,887	2,338
	Timken Co.	29,148	2,258
	Olin Corp.	52,979	2,256
	Westlake Corp.	15,177	1,949
*	Cleveland-Cliffs Inc.	146,529	1,824
	Ashland Inc.	22,553	1,760
	NewMarket Corp.	3,103	1,656
	Scotts Miracle-Gro Co.	19,239	1,483
	Huntsman Corp.	73,910	1,447
	Chemours Co.	62,216	1,353
*	MP Materials Corp.	59,063	1,244
			329,456
Consumer Discretionary (10.2%)
	Walmart Inc.	1,963,839	181,655
	Walt Disney Co.	831,063	97,625
	McDonald's Corp.	305,175	90,335
	Lowe's Cos. Inc.	259,065	70,577
	Home Depot Inc.	90,675	38,911
	Marriott International Inc. Class A	103,773	30,000
	General Motors Co.	505,623	28,108
	Target Corp.	209,319	27,695
	TJX Cos. Inc.	209,659	26,352
	DR Horton Inc.	134,145	22,641
	Electronic Arts Inc.	120,930	19,793
	Ford Motor Co.	1,776,264	19,770
	Lennar Corp. Class A	107,765	18,793
	Delta Air Lines Inc.	291,393	18,597
	Ross Stores Inc.	114,442	17,724
	Royal Caribbean Cruises Ltd.	70,028	17,091
	NIKE Inc. Class B	207,922	16,378
	Garmin Ltd.	70,036	14,890
*	Take-Two Interactive Software Inc.	77,975	14,689
	eBay Inc.	228,935	14,489
*	United Airlines Holdings Inc.	148,065	14,337
	Hilton Worldwide Holdings Inc.	54,123	13,717

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	PulteGroup Inc.	93,329	12,625
*	NVR Inc.	1,291	11,923
	Starbucks Corp.	114,845	11,767
*	Warner Bros Discovery Inc.	1,098,028	11,507
*	Carnival Corp.	451,391	11,479
	Yum! Brands Inc.	78,486	10,905
	Omnicom Group Inc.	87,549	9,177
	Best Buy Co. Inc.	97,501	8,775
	Southwest Airlines Co.	270,254	8,745
*	Carvana Co.	31,824	8,288
	RB Global Inc. (XTSE)	82,826	8,097
	Genuine Parts Co.	62,948	7,977
	Dollar General Corp.	99,394	7,680
	Toll Brothers Inc.	46,217	7,634
*	Aptiv plc	123,255	6,844
*	Dollar Tree Inc.	91,531	6,523
	Tapestry Inc.	103,611	6,453
*	BJ's Wholesale Club Holdings Inc.	59,604	5,740
	Service Corp. International	64,292	5,696
*	CarMax Inc.	66,045	5,546
*	Liberty Media Corp.-Liberty Formula One Class C	60,095	5,310
	Interpublic Group of Cos. Inc.	170,198	5,244
	News Corp. Class A	171,228	5,026
*	GameStop Corp. Class A	169,252	4,917
	Fox Corp. Class A	103,507	4,877
	Domino's Pizza Inc.	10,240	4,876
	Booking Holdings Inc.	934	4,859
	Aramark	118,517	4,822
	Estee Lauder Cos. Inc. Class A	66,706	4,811
	Dick's Sporting Goods Inc.	22,982	4,763
	Lithia Motors Inc.	12,253	4,741
	LKQ Corp.	118,606	4,660
*	Rivian Automotive Inc. Class A	372,613	4,557
	Darden Restaurants Inc.	25,396	4,477
*	TKO Group Holdings Inc.	30,764	4,244
	Ralph Lauren Corp.	18,143	4,198
*	MGM Resorts International	105,590	4,048
	Williams-Sonoma Inc.	23,440	4,032
	Wynn Resorts Ltd.	42,707	4,031
*	American Airlines Group Inc.	274,437	3,985
	New York Times Co. Class A	72,584	3,938
*	Caesars Entertainment Inc.	97,189	3,741
	Bath & Body Works Inc.	101,642	3,683
	BorgWarner Inc. (XNYS)	102,542	3,519
*	Skechers USA Inc. Class A	54,461	3,476
*	Floor & Decor Holdings Inc. Class A	30,188	3,387
	Gentex Corp.	104,756	3,201
	VF Corp.	158,013	3,197
	Wyndham Hotels & Resorts Inc.	31,727	3,115
	H&R Block Inc.	50,423	2,989
*	Alaska Air Group Inc.	56,697	2,982
	Paramount Global Class B	274,376	2,977
	Sirius XM Holdings Inc.	110,324	2,973
*	Mattel Inc.	152,802	2,906
*	Ollie's Bargain Outlet Holdings Inc.	27,529	2,724
	PVH Corp.	25,051	2,715
	Fox Corp. Class B	60,217	2,693
	Hyatt Hotels Corp. Class A	16,925	2,673
	Whirlpool Corp.	23,905	2,663
	Thor Industries Inc.	22,949	2,561
*	Bright Horizons Family Solutions Inc.	22,056	2,550
*	O'Reilly Automotive Inc.	2,028	2,521
	Lear Corp.	25,601	2,505
*	SharkNinja Inc.	24,011	2,414
*	Crocs Inc.	22,028	2,326
	Boyd Gaming Corp.	31,001	2,289
	Gap Inc.	90,799	2,202
*	AutoZone Inc.	667	2,114
*	RH	5,415	2,086
*	AutoNation Inc.	11,452	2,049

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Macy's Inc.	123,557	2,007
*	Wayfair Inc. Class A	42,290	1,955
*	SiteOne Landscape Supply Inc.	12,693	1,945
	Harley-Davidson Inc.	54,714	1,840
	Newell Brands Inc.	187,552	1,799
*	Planet Fitness Inc. Class A	17,933	1,785
*	Madison Square Garden Sports Corp.	7,707	1,772
	U-Haul Holding Co.	27,524	1,719
*	Copart Inc.	26,811	1,700
	Travel & Leisure Co.	30,257	1,690
	News Corp. Class B	52,174	1,674
*	Dutch Bros Inc. Class A	29,868	1,605
	Polaris Inc.	23,225	1,603
	Marriott Vacations Worldwide Corp.	15,764	1,565
*	Liberty Media Corp.-Liberty Live Class C	20,632	1,507
*	Grand Canyon Education Inc.	9,000	1,481
	Nexstar Media Group Inc.	8,631	1,472
*	Penn Entertainment Inc.	67,996	1,468
	Penske Automotive Group Inc.	8,421	1,402
	Columbia Sportswear Co.	15,178	1,324
*	Coty Inc. Class A	172,450	1,274
*	Capri Holdings Ltd.	51,868	1,214
*	Ulta Beauty Inc.	2,974	1,150
	Advance Auto Parts Inc.	26,871	1,111
*	YETI Holdings Inc.	27,011	1,090
	Nordstrom Inc.	45,276	1,028
*	Etsy Inc.	18,280	1,003
*	Lucid Group Inc.	445,750	972
*	Under Armour Inc. Class A	98,410	956
*	Birkenstock Holding plc	17,762	918
*	Lyft Inc. Class A	50,791	882
	Carter's Inc.	16,125	880
*	QuantumScape Corp.	160,092	837
	Lennar Corp. Class B	4,985	822
	Leggett & Platt Inc.	60,541	762
	Kohl's Corp.	49,801	746
	Wendy's Co.	39,569	726
*	Amer Sports Inc.	26,139	688
*	Liberty Media Corp.-Liberty Live Class A	9,270	665
*	TripAdvisor Inc.	46,194	662
*	Under Armour Inc. Class C	72,898	639
	Dillard's Inc. Class A	1,374	609
*	Liberty Media Corp.-Liberty Formula One Class A	6,673	540
	Avis Budget Group Inc.	4,750	518
	Hasbro Inc.	7,915	516
	Vail Resorts Inc.	2,833	508
*	Five Below Inc.	5,018	465
[1]	Choice Hotels International Inc.	1,884	285
	Playtika Holding Corp.	31,949	269
[1]	Paramount Global Class A	1,376	31
*	U-Haul Holding Co. (XNYS)	319	23
			1,221,297
Consumer Staples (6.4%)
	Procter & Gamble Co.	829,584	148,711
	Philip Morris International Inc.	703,387	93,593
	Coca-Cola Co.	749,854	48,051
	Altria Group Inc.	777,501	44,893
	Mondelez International Inc. Class A	605,909	39,354
	CVS Health Corp.	570,719	34,158
	PepsiCo Inc.	130,562	21,340
	McKesson Corp.	33,385	20,982
	Kenvue Inc.	866,117	20,856
	Corteva Inc.	316,396	19,693
	Kroger Co.	300,067	18,328
	Constellation Brands Inc. Class A	72,052	17,361
	General Mills Inc.	252,537	16,733
	Keurig Dr Pepper Inc.	506,621	16,541
	Colgate-Palmolive Co.	165,390	15,982
	Kraft Heinz Co.	402,108	12,855

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Kimberly-Clark Corp.	89,564	12,481
	Church & Dwight Co. Inc.	110,351	12,153
	Archer-Daniels-Midland Co.	215,677	11,776
	Hershey Co.	56,704	9,987
	Kellanova	118,599	9,641
	McCormick & Co. Inc.	113,952	8,935
	Tyson Foods Inc. Class A	127,208	8,205
*	US Foods Holding Corp.	103,603	7,228
	Sysco Corp.	85,437	6,588
	Conagra Brands Inc.	215,661	5,941
	Casey's General Stores Inc.	13,857	5,832
	Bunge Global SA	63,667	5,714
	J M Smucker Co.	46,655	5,496
*	Performance Food Group Co.	59,161	5,220
	Molson Coors Beverage Co. Class B	79,200	4,915
*	BellRing Brands Inc.	58,887	4,620
	Ingredion Inc.	29,575	4,358
	Hormel Foods Corp.	131,272	4,257
	Campbell Soup Co.	86,719	4,006
	Albertsons Cos. Inc. Class A	189,197	3,756
	Coca-Cola Consolidated Inc.	2,794	3,644
*	Monster Beverage Corp.	64,619	3,562
	Lamb Weston Holdings Inc.	44,144	3,410
	Brown-Forman Corp. Class B	77,226	3,250
	Walgreens Boots Alliance Inc.	323,224	2,916
*	Darling Ingredients Inc.	71,643	2,904
*	Post Holdings Inc.	22,312	2,688
*	Freshpet Inc.	14,363	2,198
	Flowers Foods Inc.	84,581	1,913
	Spectrum Brands Holdings Inc.	12,250	1,126
*	Boston Beer Co. Inc. Class A	3,254	1,029
	Brown-Forman Corp. Class A	22,552	933
*	Grocery Outlet Holding Corp.	43,702	918
*	Pilgrim's Pride Corp.	16,883	871
	Reynolds Consumer Products Inc.	24,727	685
	Seaboard Corp.	114	298
			762,885
Energy (6.9%)
	Exxon Mobil Corp.	2,030,709	239,543
	Chevron Corp.	779,591	126,239
	ConocoPhillips	594,693	64,429
	EOG Resources Inc.	260,305	34,688
	Williams Cos. Inc.	550,484	32,214
	ONEOK Inc.	263,927	29,982
	Schlumberger NV	646,408	28,403
	Phillips 66	189,264	25,358
	Marathon Petroleum Corp.	159,334	24,880
	Kinder Morgan Inc.	876,830	24,788
	Valero Energy Corp.	144,481	20,094
	Baker Hughes Co.	451,437	19,841
	Occidental Petroleum Corp.	301,683	15,259
	Diamondback Energy Inc.	85,326	15,153
	Halliburton Co.	398,758	12,705
	Cheniere Energy Inc.	50,785	11,376
	EQT Corp.	250,065	11,363
	Devon Energy Corp.	284,660	10,803
	Expand Energy Corp.	102,389	10,132
*	First Solar Inc.	48,237	9,612
	Coterra Energy Inc.	335,609	8,968
	Hess Corp.	44,622	6,568
	TechnipFMC plc	194,057	6,088
	Ovintiv Inc. (XNYS)	118,981	5,404
	DTE Midstream LLC	43,866	4,655
*	Antero Resources Corp.	131,036	4,284
	Range Resources Corp.	107,115	3,828
	APA Corp.	163,461	3,702
	Permian resources Corp.	232,703	3,644
	Chord Energy Corp.	27,897	3,558
	Matador Resources Co.	49,182	2,951

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	HF Sinclair Corp.	71,302	2,918
	NOV Inc.	178,007	2,852
	Viper Energy Inc.	32,416	1,754
	Civitas Resources Inc.	32,753	1,699
	Antero Midstream Corp.	94,764	1,513
	New Fortress Energy Inc.	14,223	152
			831,400
Financials (20.9%)
*	Berkshire Hathaway Inc. Class B	828,220	400,047
	JPMorgan Chase & Co.	1,296,868	323,854
	Bank of America Corp.	3,070,891	145,898
	Wells Fargo & Co.	1,585,529	120,770
	S&P Global Inc.	141,603	73,989
	Blackrock Inc.	66,791	68,314
	Morgan Stanley	494,270	65,051
	Goldman Sachs Group Inc.	104,310	63,480
	Citigroup Inc.	867,227	61,460
	Chubb Ltd.	183,071	52,858
	Charles Schwab Corp.	607,216	50,253
	Marsh & McLennan Cos. Inc.	192,493	44,895
	Intercontinental Exchange Inc.	257,057	41,376
	CME Group Inc.	162,636	38,707
	PNC Financial Services Group Inc.	179,632	38,571
	US Bancorp	705,381	37,590
	KKR & Co. Inc.	216,967	35,337
	Aon plc Class A (XNYS)	88,806	34,771
	Truist Financial Corp.	603,856	28,792
	Aflac Inc.	252,380	28,771
	Arthur J Gallagher & Co.	90,901	28,383
	Travelers Cos. Inc.	103,356	27,497
	Bank of New York Mellon Corp.	334,229	27,363
	MetLife Inc.	266,157	23,483
	American International Group Inc.	293,907	22,596
	Prudential Financial Inc.	162,580	21,039
	Allstate Corp.	100,264	20,794
	Discover Financial Services	113,116	20,636
	M&T Bank Corp.	75,155	16,533
	Arch Capital Group Ltd.	163,152	16,433
	Hartford Financial Services Group Inc.	132,313	16,315
	Nasdaq Inc.	186,288	15,460
	Willis Towers Watson plc	46,217	14,882
	Fifth Third Bancorp	308,815	14,842
	Raymond James Financial Inc.	85,533	14,479
	State Street Corp.	136,328	13,430
	First Citizens BancShares Inc. Class A	5,419	12,437
	T Rowe Price Group Inc.	99,214	12,287
	Huntington Bancshares Inc.	652,970	11,760
	Regions Financial Corp.	415,537	11,328
*	Robinhood Markets Inc. Class A	300,367	11,276
	Progressive Corp.	41,542	11,170
	Cincinnati Financial Corp.	69,243	11,067
	Apollo Global Management Inc.	59,483	10,411
	Cboe Global Markets Inc.	47,724	10,301
	Northern Trust Corp.	90,178	10,024
	Citizens Financial Group Inc.	204,245	9,832
	Interactive Brokers Group Inc. Class A	47,739	9,122
	Principal Financial Group Inc.	103,968	9,055
	MSCI Inc.	14,635	8,922
	W R Berkley Corp.	132,904	8,579
	KeyCorp	418,741	8,157
*	Markel Group Inc.	4,449	7,932
	Fidelity National Financial Inc.	117,371	7,440
	Loews Corp.	81,013	7,026
	Brown & Brown Inc.	60,516	6,844
	East West Bancorp Inc.	62,397	6,844
	Reinsurance Group of America Inc.	29,696	6,783
	RenaissanceRe Holdings Ltd.	23,200	6,639
*	SoFi Technologies Inc.	392,061	6,434
	Unum Group	83,455	6,418

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Everest Group Ltd.	16,278	6,309
	FactSet Research Systems Inc.	11,118	5,455
	Assurant Inc.	23,528	5,343
	Carlyle Group Inc.	98,925	5,266
	First Horizon Corp.	246,665	5,212
	Stifel Financial Corp.	44,909	5,200
	Evercore Inc. Class A	16,226	4,996
	Webster Financial Corp.	77,248	4,772
	American Financial Group Inc.	32,424	4,762
	Primerica Inc.	15,640	4,735
	Western Alliance Bancorp	48,594	4,549
	Annaly Capital Management Inc.	226,478	4,514
	Jefferies Financial Group Inc.	56,607	4,480
	Globe Life Inc.	40,113	4,462
	Old Republic International Corp.	112,356	4,378
	Pinnacle Financial Partners Inc.	34,216	4,349
	Comerica Inc.	60,023	4,337
	MarketAxess Holdings Inc.	16,691	4,318
	Tradeweb Markets Inc. Class A	31,730	4,299
	Ally Financial Inc.	107,177	4,285
*	Coinbase Global Inc. Class A	14,305	4,237
	Corebridge Financial Inc.	129,069	4,178
	Houlihan Lokey Inc.	21,540	4,073
	Wintrust Financial Corp.	29,283	4,041
	Commerce Bancshares Inc.	53,929	3,977
	Zions Bancorp NA	65,445	3,961
	Voya Financial Inc.	45,777	3,799
	Cullen/Frost Bankers Inc.	26,556	3,734
	SEI Investments Co.	45,120	3,728
	Synovus Financial Corp.	65,041	3,712
	Prosperity Bancshares Inc.	40,594	3,399
	Axis Capital Holdings Ltd.	35,051	3,261
	AGNC Investment Corp.	333,869	3,225
	First American Financial Corp.	45,150	3,167
	RLI Corp.	17,565	3,090
	MGIC Investment Corp.	116,445	3,058
	Invesco Ltd.	164,995	2,985
	OneMain Holdings Inc.	51,127	2,932
	Franklin Resources Inc.	128,771	2,931
	Columbia Banking System Inc.	94,224	2,922
	Starwood Property Trust Inc.	141,315	2,879
	Popular Inc.	28,966	2,878
	FNB Corp.	160,571	2,754
	Lincoln National Corp.	76,883	2,732
	SLM Corp.	97,508	2,670
	Hanover Insurance Group Inc.	16,135	2,662
	Affiliated Managers Group Inc.	14,179	2,659
	Janus Henderson Group plc	58,503	2,649
	Rithm Capital Corp.	231,594	2,605
	Bank OZK	47,984	2,398
	Ameriprise Financial Inc.	4,023	2,309
	White Mountains Insurance Group Ltd.	1,122	2,255
	XP Inc. Class A	165,673	2,243
	Assured Guaranty Ltd.	23,455	2,188
	TPG Inc.	28,490	1,993
	Kemper Corp.	27,320	1,953
	First Hawaiian Inc.	57,908	1,599
*	Brighthouse Financial Inc.	27,898	1,458
	Virtu Financial Inc. Class A	36,628	1,367
	BOK Financial Corp.	10,237	1,217
	Broadridge Financial Solutions Inc.	4,639	1,095
*	Rocket Cos. Inc. Class A	62,537	909
	CNA Financial Corp.	9,974	503
	TFS Financial Corp.	22,687	321
*	Credit Acceptance Corp.	584	291
	Lazard Inc.	3,227	187
	UWM Holdings Corp.	13,662	89
			2,512,331

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
Health Care (13.7%)
	UnitedHealth Group Inc.	387,839	236,659
	Johnson & Johnson	1,091,543	169,200
	Abbott Laboratories	782,635	92,954
	Thermo Fisher Scientific Inc.	172,804	91,522
	AbbVie Inc.	455,348	83,297
	Danaher Corp.	292,047	70,001
	Pfizer Inc.	2,565,461	67,241
*	Boston Scientific Corp.	664,572	60,250
	Bristol-Myers Squibb Co.	917,792	54,352
	Gilead Sciences Inc.	564,711	52,281
	Medtronic plc	580,812	50,263
	Stryker Corp.	115,102	45,137
	Cigna Group	114,637	38,724
	Elevance Health Inc.	88,370	35,963
*	Regeneron Pharmaceuticals Inc.	43,316	32,497
	Becton Dickinson & Co.	130,797	29,024
*	Vertex Pharmaceuticals Inc.	58,511	27,391
	HCA Healthcare Inc.	64,430	21,083
	Agilent Technologies Inc.	132,469	18,277
	Humana Inc.	54,532	16,162
*	Edwards Lifesciences Corp.	218,779	15,610
	GE HealthCare Technologies Inc.	186,334	15,507
	Amgen Inc.	53,645	15,175
*	IQVIA Holdings Inc.	72,309	14,523
*	Centene Corp.	237,863	14,272
	ResMed Inc.	47,819	11,908
*	Biogen Inc.	65,906	10,586
*	Illumina Inc.	72,051	10,386
	Zimmer Biomet Holdings Inc.	92,481	10,367
	STERIS plc	44,572	9,764
*	Cooper Cos. Inc.	88,279	9,222
	Labcorp Holdings Inc.	38,021	9,169
*	Hologic Inc.	103,452	8,224
	Quest Diagnostics Inc.	50,202	8,166
	Baxter International Inc.	230,402	7,767
*	United Therapeutics Corp.	19,749	7,317
	Viatris Inc.	536,950	7,029
	Revvity Inc.	55,661	6,464
*	Avantor Inc.	306,908	6,463
	Zoetis Inc.	36,245	6,352
*	Moderna Inc.	146,064	6,289
*	Tenet Healthcare Corp.	43,036	6,140
*	BioMarin Pharmaceutical Inc.	85,330	5,634
	Cardinal Health Inc.	44,650	5,458
	Universal Health Services Inc. Class B	26,160	5,363
	Bio-Techne Corp.	70,277	5,296
*	Incyte Corp.	67,587	5,041
*	Catalent Inc.	81,925	5,006
	Royalty Pharma plc Class A	177,150	4,723
*	Charles River Laboratories International Inc.	23,115	4,601
	Encompass Health Corp.	44,688	4,600
*	Solventum Corp.	62,627	4,478
*	Henry Schein Inc.	57,840	4,457
*	Qiagen NV	100,980	4,386
*	Globus Medical Inc. Class A	50,653	4,336
	West Pharmaceutical Services Inc.	12,905	4,203
	Teleflex Inc.	21,290	4,106
*	Waters Corp.	10,396	4,000
	Chemed Corp.	6,014	3,442
*	Jazz Pharmaceuticals plc	27,809	3,381
*	Align Technology Inc.	14,070	3,275
*	Repligen Corp.	21,554	3,245
*	Exact Sciences Corp.	49,901	3,098
*	Bio-Rad Laboratories Inc. Class A	8,771	2,987
*	Elanco Animal Health Inc. (XNYS)	222,321	2,937
*	Molina Healthcare Inc.	9,711	2,893
*	Doximity Inc. Class A	51,255	2,716
*	Roivant Sciences Ltd.	192,288	2,444
	Organon & Co.	116,276	1,845

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Dentsply Sirona Inc.	91,339	1,795
	Perrigo Co. plc	61,256	1,748
*	Envista Holdings Corp.	77,660	1,731
*	Acadia Healthcare Co. Inc.	41,134	1,671
*	Alnylam Pharmaceuticals Inc.	6,387	1,616
*	Masimo Corp.	9,324	1,609
*	Amedisys Inc.	14,552	1,330
*	Enovis Corp.	24,701	1,206
*	QuidelOrtho Corp.	28,089	1,152
*	Azenta Inc.	23,920	1,105
	Premier Inc. Class A	47,019	1,077
	Bruker Corp.	18,050	1,046
*	Sotera Health Co.	68,052	896
*	Exelixis Inc.	21,622	788
*	Fortrea Holdings Inc.	36,281	764
*	Certara Inc.	54,382	610
*	10X Genomics Inc. Class A	15,443	246
*	GRAIL Inc.	12,055	211
*	Ionis Pharmaceuticals Inc.	4,905	175
			1,637,705
Industrials (18.7%)
	Accenture plc Class A	283,913	102,882
	Caterpillar Inc.	189,837	77,095
	RTX Corp.	601,637	73,297
	General Electric Co.	386,673	70,436
	Eaton Corp. plc	180,642	67,817
	Honeywell International Inc.	249,175	58,040
	Deere & Co.	114,109	53,163
	American Express Co.	158,679	48,346
	United Parcel Service Inc. Class B (XNYS)	329,830	44,765
*	GE Vernova Inc.	123,279	41,190
	Parker-Hannifin Corp.	57,891	40,692
*	Boeing Co.	260,194	40,445
*	PayPal Holdings Inc.	462,653	40,144
*	Fiserv Inc.	176,810	39,068
	Union Pacific Corp.	143,811	35,185
	General Dynamics Corp.	123,544	35,088
	Lockheed Martin Corp.	65,677	34,770
	Emerson Electric Co.	258,520	34,280
	Capital One Financial Corp.	171,275	32,887
	CSX Corp.	884,042	32,312
	CRH plc	310,795	31,785
	FedEx Corp.	102,427	31,002
	Northrop Grumman Corp.	62,397	30,553
	Norfolk Southern Corp.	102,249	28,205
	Trane Technologies plc	67,481	28,087
	PACCAR Inc.	232,685	27,224
	3M Co.	203,506	27,174
	TransDigm Group Inc.	19,669	24,645
	Carrier Global Corp.	309,511	23,947
	Illinois Tool Works Inc.	83,699	23,228
	Cummins Inc.	61,784	23,172
	Fidelity National Information Services Inc.	254,258	21,688
	Johnson Controls International plc	253,915	21,293
	L3Harris Technologies Inc.	85,670	21,096
	Howmet Aerospace Inc.	172,087	20,372
	AMETEK Inc.	104,420	20,297
	United Rentals Inc.	22,776	19,724
	Ingersoll Rand Inc. (XYNS)	182,544	19,016
	Otis Worldwide Corp.	182,713	18,816
	Ferguson Enterprises Inc.	85,394	18,439
	Westinghouse Air Brake Technologies Corp.	79,132	15,875
	DuPont de Nemours Inc.	189,175	15,813
	Martin Marietta Materials Inc.	26,181	15,709
	Quanta Services Inc.	45,585	15,705
	Dow Inc.	318,379	14,076
	Rockwell Automation Inc.	47,094	13,899
	Xylem Inc.	109,303	13,854
	Global Payments Inc.	115,138	13,697

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Paychex Inc.	93,233	13,637
*	Keysight Technologies Inc.	78,807	13,463
	PPG Industries Inc.	105,695	13,145
	Smurfit WestRock plc	233,829	12,865
*	Block Inc. (XNYS)	145,260	12,863
	Vulcan Materials Co.	44,406	12,795
	Dover Corp.	62,013	12,769
	Fortive Corp.	159,176	12,627
	Synchrony Financial	178,530	12,054
*	Mettler-Toledo International Inc.	9,548	11,946
	Equifax Inc.	44,400	11,613
	Hubbell Inc.	24,206	11,137
*	Teledyne Technologies Inc.	20,948	10,165
	Packaging Corp. of America	40,082	9,974
*	Builders FirstSource Inc.	49,341	9,201
	Snap-on Inc.	23,392	8,648
	Ball Corp.	138,858	8,631
	Watsco Inc.	15,648	8,631
	TransUnion	82,756	8,400
	Carlisle Cos. Inc.	17,998	8,220
	Pentair plc	74,700	8,142
*	Trimble Inc.	110,162	8,039
	Owens Corning	39,019	8,023
	Masco Corp.	99,544	8,019
	Jacobs Solutions Inc.	56,372	7,961
	IDEX Corp.	34,262	7,902
*	Zebra Technologies Corp. Class A	18,175	7,397
*	Affirm Holdings Inc.	104,626	7,325
	Textron Inc.	84,530	7,238
	AECOM	61,411	7,183
	JB Hunt Transport Services Inc.	37,097	7,015
	Amcor plc	650,782	6,924
	Graco Inc.	75,683	6,893
	Nordson Corp.	25,655	6,696
	Veralto Corp.	61,464	6,650
	Expeditors International of Washington Inc.	53,468	6,504
	EMCOR Group Inc.	12,709	6,483
	Curtiss-Wright Corp.	17,250	6,445
	Stanley Black & Decker Inc.	69,571	6,223
	RPM International Inc.	44,501	6,176
	nVent Electric plc	74,674	5,848
	ITT Inc.	37,227	5,812
	Jack Henry & Associates Inc.	32,815	5,781
	Allegion plc	39,573	5,573
	CH Robinson Worldwide Inc.	52,482	5,541
	Regal Rexnord Corp.	30,025	5,186
	AptarGroup Inc.	29,836	5,160
*	TopBuild Corp.	13,203	5,158
	CNH Industrial NV	394,637	4,957
	Woodward Inc.	27,158	4,897
	Crown Holdings Inc.	52,842	4,866
	Allison Transmission Holdings Inc.	39,463	4,676
	Acuity Brands Inc.	13,926	4,466
	Fortune Brands Innovations Inc.	55,621	4,355
	BWX Technologies Inc.	32,779	4,289
	Donaldson Co. Inc.	54,348	4,242
	Knight-Swift Transportation Holdings Inc.	70,689	4,196
	WESCO International Inc.	19,724	4,173
	Toro Co.	47,294	4,118
	Automatic Data Processing Inc.	13,353	4,098
*	MasTec Inc.	28,312	4,079
	A O Smith Corp.	54,298	4,045
	Graphic Packaging Holding Co.	134,189	4,038
	Crane Co.	22,128	4,029
*	Axalta Coating Systems Ltd.	99,448	4,024
	Tetra Tech Inc.	94,675	3,930
	Lincoln Electric Holdings Inc.	17,962	3,924
*	Fair Isaac Corp.	1,641	3,897
*	API Group Corp.	102,985	3,891
	Sherwin-Williams Co.	9,461	3,760

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Berry Global Group Inc.	51,769	3,743
	Genpact Ltd.	79,336	3,662
	Flowserve Corp.	59,317	3,620
	Huntington Ingalls Industries Inc.	17,824	3,528
*	Middleby Corp.	24,047	3,448
	Robert Half Inc.	45,670	3,407
*	ATI Inc.	55,735	3,354
	Oshkosh Corp.	29,462	3,347
*	Kirby Corp.	26,221	3,317
	Esab Corp.	25,540	3,297
*	Mohawk Industries Inc.	23,667	3,286
	Simpson Manufacturing Co. Inc.	17,341	3,267
	Ryder System Inc.	19,243	3,249
	MKS Instruments Inc.	28,477	3,236
*	GXO Logistics Inc.	53,062	3,228
*	FTI Consulting Inc.	15,888	3,218
*	WEX Inc.	16,805	3,170
*	Bill Holdings Inc.	34,811	3,141
	Valmont Industries Inc.	9,008	3,134
	WW Grainger Inc.	2,599	3,133
	Landstar System Inc.	16,045	2,983
	Cognex Corp.	73,403	2,935
	MSA Safety Inc.	16,704	2,903
	AGCO Corp.	28,088	2,843
*	Saia Inc.	4,986	2,837
	Vontier Corp.	69,862	2,743
	Littelfuse Inc.	11,053	2,726
	Advanced Drainage Systems Inc.	19,664	2,660
*	Generac Holdings Inc.	13,624	2,564
	Brunswick Corp.	30,571	2,461
	Air Lease Corp.	47,088	2,397
	Sonoco Products Co.	44,179	2,292
	Sealed Air Corp.	62,144	2,274
*	WillScot Holdings Corp.	58,862	2,251
	Sensata Technologies Holding plc	67,453	2,168
	Silgan Holdings Inc.	37,432	2,153
	Armstrong World Industries Inc.	12,987	2,076
*	Euronet Worldwide Inc.	19,528	2,053
*	Gates Industrial Corp. plc	92,609	2,052
	Cintas Corp.	7,950	1,795
	MSC Industrial Direct Co. Inc. Class A	20,710	1,779
*	Spirit AeroSystems Holdings Inc. Class A	45,724	1,480
*	Everus Construction Group Inc.	22,900	1,458
*	Core & Main Inc. Class A	29,710	1,442
	Western Union Co.	125,951	1,387
	Crane NXT Co.	22,135	1,387
*	Amentum Holdings Inc.	56,223	1,369
	ManpowerGroup Inc.	21,247	1,368
	Eagle Materials Inc.	3,673	1,135
	ADT Inc.	143,404	1,093
	Louisiana-Pacific Corp.	8,912	1,053
*	Hayward Holdings Inc.	64,482	1,042
*	AZEK Co. Inc.	19,504	1,036
	Vestis Corp.	59,275	953
	Schneider National Inc. Class B	21,265	715
	Ardagh Group SA	8,833	73
*	Loar Holdings Inc.	452	42
			2,238,087
Real Estate (4.7%)
	Prologis Inc.	418,087	48,824
	Equinix Inc.	40,560	39,809
	Welltower Inc.	272,722	37,685
	Digital Realty Trust Inc.	146,086	28,588
	Realty Income Corp.	394,170	22,819
	Public Storage	60,656	21,111
	Crown Castle Inc.	196,657	20,895
	Simon Property Group Inc.	108,882	19,991
*	CBRE Group Inc. Class A	138,322	19,364
	Extra Space Storage Inc.	94,590	16,171

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	VICI Properties Inc.	471,412	15,373
	AvalonBay Communities Inc.	64,166	15,101
*	CoStar Group Inc.	183,588	14,933
	Equity Residential	170,812	13,094
	Ventas Inc.	182,394	11,686
	SBA Communications Corp.	48,545	10,983
	Weyerhaeuser Co.	329,735	10,637
	Invitation Homes Inc.	276,827	9,481
	Essex Property Trust Inc.	28,864	8,961
	Alexandria Real Estate Equities Inc.	78,353	8,637
	Mid-America Apartment Communities Inc.	52,557	8,628
	Kimco Realty Corp.	298,026	7,621
	Sun Communities Inc.	55,786	7,047
	Iron Mountain Inc.	56,507	6,988
	Healthpeak Properties Inc.	316,127	6,952
	UDR Inc.	148,545	6,812
	Regency Centers Corp.	83,177	6,287
	Gaming & Leisure Properties Inc.	117,758	6,078
	Equity LifeStyle Properties Inc.	83,386	5,948
	Camden Property Trust	46,771	5,884
	American Homes 4 Rent Class A	152,578	5,842
	BXP Inc.	70,953	5,817
	Host Hotels & Resorts Inc.	314,997	5,802
	WP Carey Inc.	97,921	5,587
	CubeSmart	101,137	5,012
*	Zillow Group Inc. Class C	54,856	4,647
	Omega Healthcare Investors Inc.	111,641	4,534
	Federal Realty Investment Trust	37,322	4,354
*	Jones Lang LaSalle Inc.	14,738	4,136
	Rexford Industrial Realty Inc.	97,431	4,100
	Brixmor Property Group Inc.	135,433	4,072
	Lamar Advertising Co. Class A	29,470	3,950
	EastGroup Properties Inc.	21,887	3,769
	NNN REIT Inc.	81,906	3,602
	Agree Realty Corp.	44,745	3,436
	Vornado Realty Trust	79,156	3,408
	First Industrial Realty Trust Inc.	59,653	3,188
*	Zillow Group Inc. Class A	38,801	3,163
	Healthcare Realty Trust Inc.	172,199	3,155
	Americold Realty Trust Inc.	128,409	3,064
	STAG Industrial Inc.	81,945	3,015
	Kilroy Realty Corp.	52,850	2,195
	Cousins Properties Inc.	68,559	2,176
	Rayonier Inc.	66,717	2,126
	Lineage Inc.	27,845	1,766
	EPR Properties	33,736	1,531
	Highwoods Properties Inc.	47,043	1,527
	Park Hotels & Resorts Inc.	93,762	1,458
	National Storage Affiliates Trust	31,048	1,400
*	Howard Hughes Holdings Inc.	14,085	1,222
[1]	Medical Properties Trust Inc.	267,846	1,176
*	Seaport Entertainment Group Inc.	3,566	121
			566,739
Technology (6.9%)
	International Business Machines Corp.	415,088	94,395
	Texas Instruments Inc.	361,998	72,772
	Analog Devices Inc.	224,187	48,884
	Micron Technology Inc.	498,778	48,855
	Intel Corp.	1,928,253	46,374
*	Advanced Micro Devices Inc.	247,650	33,971
	Marvell Technology Inc.	356,635	33,056
	Roper Technologies Inc.	48,303	27,361
*	MicroStrategy Inc. Class A	66,359	25,712
	Salesforce Inc.	64,494	21,282
	Cognizant Technology Solutions Corp. Class A	225,090	18,117
	Corning Inc.	346,646	16,871
	Microchip Technology Inc.	239,864	16,352
	Amphenol Corp. Class A	222,850	16,190
*	ANSYS Inc.	39,447	13,850

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
*	ON Semiconductor Corp.	194,200	13,812
	Dell Technologies Inc. Class C	103,531	13,210
	Hewlett Packard Enterprise Co.	586,846	12,453
	HP Inc.	335,291	11,879
*	Western Digital Corp.	147,590	10,773
	Leidos Holdings Inc.	60,959	10,083
*	Zoom Communications Inc.	119,259	9,862
	Gen Digital Inc. (XNGS)	245,907	7,586
	SS&C Technologies Holdings Inc.	97,223	7,519
*	VeriSign Inc.	35,780	6,697
*	F5 Inc.	26,436	6,618
*	Twilio Inc. Class A	61,945	6,476
*	Akamai Technologies Inc.	68,109	6,404
	Skyworks Solutions Inc.	72,676	6,366
	NetApp Inc.	51,457	6,311
	Jabil Inc.	45,883	6,232
*	Coherent Corp.	59,738	5,983
*	EPAM Systems Inc.	23,547	5,744
	Applied Materials Inc.	30,494	5,328
	CDW Corp.	30,199	5,313
*	Nutanix Inc. Class A	78,666	5,135
*	Fortinet Inc.	52,469	4,987
	QUALCOMM Inc.	31,360	4,972
*	Dayforce Inc.	60,842	4,867
*	CACI International Inc. Class A	9,976	4,588
	Amdocs Ltd.	51,848	4,496
*	PTC Inc.	21,010	4,203
*	Guidewire Software Inc.	20,162	4,091
	TD SYNNEX Corp.	34,028	4,049
*	Match Group Inc.	116,337	3,809
*	DoorDash Inc. Class A	19,937	3,598
*	Kyndryl Holdings Inc.	102,639	3,563
*	Maplebear Inc.	77,685	3,393
*	MACOM Technology Solutions Holdings Inc.	25,245	3,353
	KBR Inc.	54,905	3,340
*	Okta Inc.	39,848	3,091
*	Aspen Technology Inc.	12,141	3,035
*	Qorvo Inc.	42,752	2,952
*	SentinelOne Inc. Class A	104,094	2,909
*	Arrow Electronics Inc.	24,030	2,887
	Science Applications International Corp.	23,074	2,867
*	Onto Innovation Inc.	16,444	2,700
*	CCC Intelligent Solutions Holdings Inc.	204,138	2,572
*	Cirrus Logic Inc.	24,277	2,536
	Avnet Inc.	40,485	2,215
*	Dropbox Inc. Class A	75,478	2,088
	Dolby Laboratories Inc. Class A	26,456	2,072
	Paycom Software Inc.	8,576	1,989
*	Parsons Corp.	20,700	1,985
*	GLOBALFOUNDRIES Inc.	44,409	1,921
*	Tyler Technologies Inc.	2,941	1,850
*	DXC Technology Co.	80,820	1,818
*	Unity Software Inc.	74,719	1,801
	Dun & Bradstreet Holdings Inc.	136,616	1,735
	Universal Display Corp.	10,454	1,720
*	IAC Inc.	33,602	1,590
*	ZoomInfo Technologies Inc.	141,052	1,543
	Amkor Technology Inc.	50,828	1,344
*	Allegro MicroSystems Inc.	55,426	1,204
*	Globant SA	4,736	1,079
*	Clarivate plc	183,906	1,054
*	Astera Labs Inc.	9,449	976
*	IPG Photonics Corp.	12,459	972
*	Informatica Inc. Class A	36,408	966
	Concentrix Corp.	21,230	954
*	Pure Storage Inc. Class A	17,737	940
	Teradyne Inc.	6,283	691
*	nCino Inc.	14,315	601
*	DoubleVerify Holdings Inc.	28,770	585
*	Wolfspeed Inc.	56,102	537

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
*	Paycor HCM Inc.	29,508	533
*	Lattice Semiconductor Corp.	8,336	473
*	HashiCorp Inc. Class A	13,966	470
*	UiPath Inc. Class A	27,950	397
*,1	Trump Media & Technology Group Corp.	9,831	311
			825,098
Telecommunications (3.8%)
	Cisco Systems Inc.	1,834,646	108,630
	Verizon Communications Inc.	1,906,881	84,551
	AT&T Inc.	3,248,126	75,227
	Comcast Corp. Class A	1,737,881	75,059
	T-Mobile US Inc.	218,925	54,061
	Motorola Solutions Inc.	39,052	19,514
*	Charter Communications Inc. Class A	42,450	16,851
	Juniper Networks Inc.	147,242	5,289
*	Ciena Corp.	65,047	4,535
*	Frontier Communications Parent Inc.	110,881	3,860
*	Liberty Broadband Corp. Class C	39,520	3,365
*	Roku Inc.	48,549	3,351
*	Lumentum Holdings Inc.	30,187	2,625
	Iridium Communications Inc.	47,930	1,425
*	Liberty Global Ltd. Class A	75,113	1,061
*	Liberty Global Ltd. Class C	72,092	1,054
	Ubiquiti Inc.	1,022	354
*	Liberty Broadband Corp. Class A	3,746	317
*,2	GCI Liberty Inc.	26,959	—
			461,129
Utilities (4.9%)
	NextEra Energy Inc.	930,399	73,195
	Southern Co.	495,432	44,158
	Duke Energy Corp.	349,086	40,861
	Constellation Energy Corp.	119,815	30,740
	Sempra	286,560	26,842
	American Electric Power Co. Inc.	238,564	23,823
	Dominion Energy Inc.	379,052	22,269
	Public Service Enterprise Group Inc.	225,538	21,268
	PG&E Corp.	966,940	20,915
	Republic Services Inc.	92,820	20,263
	Xcel Energy Inc.	251,561	18,253
	Exelon Corp.	452,609	17,905
	Consolidated Edison Inc.	156,638	15,756
	Edison International	172,042	15,097
	Entergy Corp.	96,430	15,059
	WEC Energy Group Inc.	143,033	14,453
	American Water Works Co. Inc.	88,193	12,077
	DTE Energy Co.	93,502	11,761
	PPL Corp.	334,016	11,667
	Ameren Corp.	120,332	11,358
	FirstEnergy Corp.	260,454	11,082
	Atmos Energy Corp.	68,013	10,292
	Eversource Energy	158,870	10,246
	CMS Energy Corp.	134,644	9,386
	CenterPoint Energy Inc.	286,531	9,347
	NiSource Inc.	202,875	7,728
	Alliant Energy Corp.	115,930	7,327
	Evergy Inc.	100,758	6,512
*	Clean Harbors Inc.	23,033	5,991
	NRG Energy Inc.	55,441	5,633
	Pinnacle West Capital Corp.	51,285	4,805
	Essential Utilities Inc.	113,723	4,552
	AES Corp.	321,003	4,186
	OGE Energy Corp.	90,325	3,971
	UGI Corp.	95,094	2,888
	IDACORP Inc.	22,827	2,704
	National Fuel Gas Co.	41,226	2,637
[1]	Brookfield Renewable Corp. Class A	61,029	1,948
	MDU Resources Group Inc.	91,690	1,837
	Clearway Energy Inc. Class C	39,394	1,162
	Avangrid Inc.	32,138	1,160

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	12,996	361
			583,475
Total Common Stocks (Cost $9,563,340)			11,969,602
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.651% (Cost $7,073)	70,738	7,073
Total Investments (99.8%) (Cost $9,570,413)			11,976,675
Other Assets and Liabilities—Net (0.2%)			18,504
Net Assets (100%)			11,995,179
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,886,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,107,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	50	15,129	203

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/29/25	BANA	5,416	(4.648)	—	(6)
Johnson Controls International plc	8/29/25	BANA	4,025	(4.648)	—	(13)
					—	(19)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $750,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® Russell 1000 Value Index Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,969,529	73	—	11,969,602
Temporary Cash Investments	7,073	—	—	7,073
Total	11,976,602	73	—	11,976,675
Derivative Financial Instruments
Assets
Futures Contracts[1]	203	—	—	203
Liabilities
Swap Contracts	—	(19)	—	(19)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.